Organization and description of business	12 Months Ended
Dec. 31, 2011
Organization and description of business

Note 1 - Organization and description of business

SGOCO Group, Ltd., formerly known as Hambrecht Asia Acquisition Corp. (the “Company” or “we”, “our” or “us”) was incorporated under the law of the Cayman Islands on July 18, 2007. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the People’s Republic of China (“China” or “PRC”) through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering (“IPO”) of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008.  On March 12, 2010, the Company completed a share exchange transaction with Honesty Group Holdings Limited (“Honesty Group”) and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the “Acquisition”).  On the closing date, the Company issued 14,300,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding.  After the share exchange transaction, the Company had 16,094,756 ordinary shares issued and outstanding.

The share exchange transaction was accounted for as reorganization and recapitalization of Honesty Group.  As a result, the consolidated financial statements of the Company (the legal acquirer) is, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share exchange transaction.  There was no gain or loss recognized on the transaction.  The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Honesty Group is a limited liability company registered in Hong Kong on September 13, 2005. It directly owns 100% of Guanke (Fujian) Electron Technological Industry Co., Ltd. (“Guanke”), Guanwei (Fujian) Electron Technological Co., Ltd. (“Guanwei”), and Guancheng (Fujian) Electron Technological Industry Co., Ltd. (“Guancheng”). The Company designs, manufactures and distributes LCD consumer products including LCD PC monitors, LCD TVs, LED back-light modules and application-specific LCD systems.  Products are sold primarily in China and also in international markets.

Guanke, Guanwei and Guancheng are limited liability companies established in Jinjiang City, Fujian Province under the corporate laws of the People’s Republic of China (“PRC” or “China”). Guanke was formed on January 16, 2006 with a registered capital of $11,880,000.  Currently, Guanke is the Company’s main operating entity.  Guanwei and Guancheng were formed on June 22, 2007 with registered capital of $11,880,000 and $7,800,000, respectively, of which $3,130,000 and $7,800,000, respectively, had been contributed as of December 31, 2010.  The remaining registered capital of $8,750,000 has to be fulfilled by the end of 2011. Guanwei is in the development stage and had no operations as of December 31, 2010.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or “SGOCO International,” is a wholly owned subsidiary of SGOCO.

On February 22, 2011, SGO Corporation was established in Delaware USA. On March 14, 2011, SGOCO International (HK) Limited purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of SGOCO’s high quality LCD/LED products in the Americas. SGO was not operating during 2011.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd., a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related product design, brand development and distribution.

On November 15, 2011, the Company entered into an agreement to sell its 100% ownership interest in Honesty Group to Apex Flourish Group Limited, an unrelated party for $76 million in total consideration (see Note 21).

On December 26, 2011, SGOCO International (HK) Limited established a wholly owned subsidiary Beijing SGOCO Image Technology Co. Ltd., a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related product and application specific product design, brand development and distribution.

The Company has relocated its corporate headquarters from Jinjiang, Fujian Province to Beijing, China and placed its focus on building out its institutional sales and distribution network with particular focus on the high margin application specific products.

The Company is focused on designing innovative products and developing its own-brands for sale in the Chinese flat panel display market. Its main products are LCD/LED monitors, TVs and other application-specific products. The Company intends to offer high quality LCD/LED products under brands that we control and license such as “SGOCO”, “No. 10,” “POVIZON,” “TCL,” and “Founder” to consumers residing in China’s Tier 3 and Tier 4 cities.